Derivatives and Foreign Exchange Risk Management , Freestanding Derivative Forward Contracts and Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					1 Months Ended					3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014	Apr. 26, 2013	Jul. 25, 2014 Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Foreign Currency Exchange Rate Contracts	Feb. 28, 2014 Interest Rate Swap	Jul. 25, 2014 Interest Rate Swap	Apr. 25, 2014 Interest Rate Swap	Apr. 26, 2013 Interest Rate Swap	Mar. 31, 2013 Interest Rate Swap	Jul. 25, 2014 Other Expense, Net Foreign Currency Exchange Rate Contracts	Jul. 26, 2013 Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 27, 2012 Other Expense, Net Foreign Currency Exchange Rate Contracts	Jul. 25, 2014 Cash Flow Hedging	Jul. 26, 2013 Cash Flow Hedging	Apr. 25, 2014 Cash Flow Hedging	Apr. 26, 2013 Cash Flow Hedging	Apr. 27, 2012 Cash Flow Hedging	Jul. 25, 2014 Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Jul. 26, 2013 Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 27, 2012 Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Jul. 25, 2014 Cash Flow Hedging Other Expense, Net Foreign Currency Exchange Rate Contracts	Jul. 26, 2013 Cash Flow Hedging Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Cash Flow Hedging Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Cash Flow Hedging Other Expense, Net Foreign Currency Exchange Rate Contracts	Apr. 27, 2012 Cash Flow Hedging Other Expense, Net Foreign Currency Exchange Rate Contracts	Jul. 25, 2014 Cash Flow Hedging Interest Expense Interest Rate Swap	Jul. 26, 2013 Cash Flow Hedging Interest Expense Interest Rate Swap	Apr. 25, 2014 Cash Flow Hedging Interest Expense Interest Rate Swap	Apr. 26, 2013 Cash Flow Hedging Interest Expense Interest Rate Swap	Jul. 25, 2014 Cash Flow Hedging Cost of Products Sold Foreign Currency Exchange Rate Contracts	Jul. 26, 2013 Cash Flow Hedging Cost of Products Sold Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Cash Flow Hedging Cost of Products Sold Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Cash Flow Hedging Cost of Products Sold Foreign Currency Exchange Rate Contracts	Apr. 27, 2012 Cash Flow Hedging Cost of Products Sold Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Designated as Hedging Instrument Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Jul. 25, 2014 Designated as Hedging Instrument Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Designated as Hedging Instrument Cash Flow Hedging Foreign Currency Exchange Rate Contracts	Jul. 25, 2014 Designated as Hedging Instrument Cash Flow Hedging Interest Rate Swap	Apr. 25, 2014 Designated as Hedging Instrument Cash Flow Hedging Interest Rate Swap	Feb. 28, 2014 Designated as Hedging Instrument Cash Flow Hedging Interest Rate Swap	Mar. 31, 2013 Designated as Hedging Instrument Cash Flow Hedging Interest Rate Swap	Jul. 25, 2014 Not Designated as Hedging Instrument Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Not Designated as Hedging Instrument Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Not Designated as Hedging Instrument Foreign Currency Exchange Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount				$ 7,306	$ 8,051	$ 6,812		$ 2,625																																	$ 5,849	$ 5,321	$ 4,753	$ 250	$ 250	$ 250	$ 750	$ 1,985	$ 2,202	$ 2,059
Freestanding Derivative Forward Contracts
Gain (loss) on foreign currency derivatives not designated as hedging instruments												(24)	29	15	26	53
Cash Flow Hedges
Maximum remaining maturity of foreign currency derivatives																	3 years
Gains (losses) recognized in OCI on effective portion of derivative																	62	(27)	(152)	121	332	62	(27)	(152)	121	332
Effective portion of gains (losses) on derivative reclassified from AOCI into income																	(1)	17	51	101	(127)						2	32	94	103	(141)	2	2	8	1	(3)	(15)	(43)	(2)	14
Weighted average fixed rate of interest rate derivatives								2.83%	2.83%
Unrealized gain (loss) associated with cash flow hedging instruments									7	(18)
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Accumulated Other Comprehensive Income (Loss), Net of Tax	(7)	(44)	58
Cash flow hedge unrealized gains to be reclassified over the next 12 months	6	7
Term of contract																																									3 years
Derivative, Collateral, Obligation to Return Cash	0	0	30	0	0	24					68
Cash receipts upon termination of hedge							$ 8